Investments in Associates and Joint Ventures - Changes in Investments in Associates and Joint Ventures (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2019 KRW (₩) Companies	Dec. 31, 2018 KRW (₩) Companies	Dec. 31, 2017 KRW (₩)
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	₩ 3,650,003	₩ 3,557,932
Acquisition	178,960	244,609
Dividends	(206,486)	(154,348)
Share of profits (losses)	273,741	112,635	₩ 10,540
Other increase (decrease)	31,537	(110,825)
Book value, ending balance	3,927,755	3,650,003	3,557,932
Domestic [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	979,726	751,490
Acquisition	87,346	221,360
Dividends	(20,161)	(1,334)
Share of profits (losses)	6,882	25,500
Other increase (decrease)	(15,226)	(17,290)
Book value, ending balance	1,038,567	979,726	751,490
Domestic [member] | POSCO MITSUBISHI CARBON TECHNOLOGY [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	180,192	110,760
Dividends	(16,369)
Share of profits (losses)	19,377	69,594
Other increase (decrease)	(552)	(162)
Book value, ending balance	182,648	180,192	110,760
Domestic [member] | EQP POSCO Global No1 Natural Resources Private Equity Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	174,123	175,553
Share of profits (losses)	(976)	(1,430)
Other increase (decrease)	2,760
Book value, ending balance	175,907	174,123	175,553
Domestic [member] | Pospower Co Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	161,477
Acquisition		176,731
Share of profits (losses)	(4,744)	(3,198)
Other increase (decrease)	4,547	(12,056)
Book value, ending balance	161,280	161,477
Domestic [member] | SNNC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	116,922	110,424
Dividends	(1,450)
Share of profits (losses)	27,655	6,624
Other increase (decrease)	(525)	(126)
Book value, ending balance	142,602	116,922	110,424
Domestic [member] | QSONE Co.,Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	85,550	85,049
Dividends	(950)	(550)
Share of profits (losses)	1,287	1,051
Book value, ending balance	85,887	85,550	85,049
Domestic [member] | Chun-cheon Energy Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	62,478	74,378
Acquisition	6,050
Share of profits (losses)	(11,849)	(11,900)
Book value, ending balance	56,679	62,478	74,378
Domestic [member] | Chungju Enterprise City Development Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	17,382	17,252
Share of profits (losses)	442	130
Book value, ending balance	17,824	17,382	17,252
Domestic [member] | Blue Ocean private equity fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance		19,620
Share of profits (losses)		(17,930)
Other increase (decrease)		(1,690)
Book value, ending balance			19,620
Domestic [member] | Daesung Steel [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	15,644	15,500
Share of profits (losses)	(269)	144
Book value, ending balance	15,375	15,644	15,500
Domestic [member] | Incheon-Gimpo Expressway Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	13,329	31,660
Share of profits (losses)	(5,425)	(18,331)
Book value, ending balance	7,904	13,329	31,660
Domestic [member] | Keystone NO. 1. Private Equity Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	11,183	12,379
Acquisition	8,723
Share of profits (losses)	(342)	(1,295)
Other increase (decrease)	(126)	99
Book value, ending balance	19,438	11,183	12,379
Domestic [member] | UITrans LRT Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance		15,841
Share of profits (losses)		(15,841)
Book value, ending balance			15,841
Domestic [member] | KoFC POSCO HANWHA KB Shared Growth No. 2. Private Equity Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	5,739	6,828
Share of profits (losses)	438	(1,089)
Book value, ending balance	6,177	5,739	6,828
Domestic [member] | KONES, Corp. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	2,849	2,827
Share of profits (losses)	(403)	29
Other increase (decrease)	27	(7)
Book value, ending balance	₩ 2,473	₩ 2,849	2,827
Domestic [member] | Other associates and joint ventures [member]
Disclosure of investments in associates and joint ventures [Line Items]
Number of companies in other associates and joint ventures | Companies	61	52
Domestic [member] | Other 61 companies associates and joint ventures [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	₩ 132,848
Acquisition	30,973
Dividends	(1,392)
Share of profits (losses)	(18,146)
Other increase (decrease)	(21,357)
Book value, ending balance	122,926	₩ 132,848
Domestic [member] | Other 51 companies associates and joint ventures [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	132,858	73,419
Acquisition		44,629
Dividends		(784)
Share of profits (losses)		18,942
Other increase (decrease)		(3,348)
Book value, ending balance		132,858	73,419
Domestic [member] | NEXTRAIN Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	10
Acquisition	41,600
Share of profits (losses)	(163)
Book value, ending balance	41,447	10
Foreign [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	2,670,277	2,806,442
Acquisition	91,614	23,249
Dividends	(186,325)	(153,014)
Share of profits (losses)	266,859	87,135
Other increase (decrease)	46,763	(93,535)
Book value, ending balance	2,889,188	2,670,277	2,806,442
Foreign [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	1,041,600	1,125,133
Share of profits (losses)	158,562	59,095
Other increase (decrease)	35,520	(142,628)
Book value, ending balance	1,235,682	1,041,600	1,125,133
Foreign [member] | POSCO-NPS Niobium LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	363,506	348,836
Dividends	(24,933)	(22,254)
Share of profits (losses)	24,543	21,536
Other increase (decrease)	13,294	15,388
Book value, ending balance	376,410	363,506	348,836
Foreign [member] | KOBRASCO [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	133,449	108,485
Dividends	(74,716)	(37,710)
Share of profits (losses)	56,474	75,170
Other increase (decrease)	434	(12,496)
Book value, ending balance	115,641	133,449	108,485
Foreign [member] | BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	88,391	88,305
Dividends	(1,574)	0
Share of profits (losses)	665	540
Other increase (decrease)	1,453	(454)
Book value, ending balance	88,935	88,391	88,305
Foreign [member] | DMSA/AMSA [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	26,709	56,735
Acquisition	23,682	17,973
Share of profits (losses)	(40,415)	(48,802)
Other increase (decrease)	2,213	803
Book value, ending balance	12,189	26,709	56,735
Foreign [member] | CSP - Compania Siderurgica do Pecem [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	24,832	146,427
Acquisition	35,352
Share of profits (losses)	(57,647)	(109,714)
Other increase (decrease)	₩ (2,537)	(11,881)
Book value, ending balance		₩ 24,832	146,427
Foreign [member] | Other associates and joint ventures [member]
Disclosure of investments in associates and joint ventures [Line Items]
Number of companies in other associates and joint ventures | Companies	38	42
Book value, beginning balance	₩ 143,236	₩ 158,213
Acquisition	552	2,771
Dividends	(19,430)	(22,588)
Share of profits (losses)	30,168	42,937
Other increase (decrease)	7,958	(38,097)
Book value, ending balance	162,484	143,236	158,213
Foreign [member] | AES-VCM Mong Duong Power Company Limited [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	209,936	142,348
Dividends	(18,099)	(26,108)
Share of profits (losses)	24,126	30,096
Other increase (decrease)	(37,071)	63,600
Book value, ending balance	178,892	209,936	142,348
Foreign [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	179,459	197,069
Dividends	(24,267)	(29,301)
Share of profits (losses)	63,749	17,709
Other increase (decrease)	6,992	(6,018)
Book value, ending balance	225,933	179,459	197,069
Foreign [member] | 7623704 Canada Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	126,885	121,702
Dividends	(9,902)	(4,509)
Share of profits (losses)	9,912	4,373
Other increase (decrease)	4,634	5,319
Book value, ending balance	131,529	126,885	121,702
Foreign [member] | Eureka Moly LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	82,447	79,398
Share of profits (losses)	(25)	(406)
Other increase (decrease)	2,927	3,455
Book value, ending balance	85,349	82,447	79,398
Foreign [member] | AMCI (WA) PTY LTD [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	71,086	63,378
Share of profits (losses)	(4,377)	(3,412)
Other increase (decrease)	6,228	11,120
Book value, ending balance	72,937	71,086	63,378
Foreign [member] | Nickel mining company SAS [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	41,712	45,905
Share of profits (losses)	(4,250)	(4,268)
Other increase (decrease)	478	75
Book value, ending balance	37,940	41,712	45,905
Foreign [member] | KOREA LNG LTD. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	43,554	33,422
Dividends	(13,404)	(10,544)
Share of profits (losses)	13,501	10,542
Other increase (decrease)	2,906	10,134
Book value, ending balance	46,557	43,554	33,422
Foreign [member] | NCR LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	37,602	33,738
Acquisition	9,605	2,505
Share of profits (losses)	(822)	(5,909)
Other increase (decrease)	6	7,268
Book value, ending balance	46,391	37,602	33,738
Foreign [member] | PT. batutua tembaga raya [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	20,479	21,823
Share of profits (losses)	(6,209)	(1,817)
Other increase (decrease)	447	473
Book value, ending balance	14,717	20,479	21,823
Foreign [member] | PT. wampu electric power [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	14,120	13,391
Share of profits (losses)	(1,247)	177
Other increase (decrease)	490	552
Book value, ending balance	13,363	14,120	13,391
Foreign [member] | Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	14,796	15,617
Share of profits (losses)	10	(735)
Other increase (decrease)	322	(86)
Book value, ending balance	15,128	14,796	15,617
Foreign [member] | POSCO SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	6,478	6,517
Share of profits (losses)	80	23
Other increase (decrease)	197	(62)
Book value, ending balance	6,755	₩ 6,478	₩ 6,517
Foreign [member] | Zhejiang Huayou Posco Esm Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Acquisition	22,423
Share of profits (losses)	61
Other increase (decrease)	(128)
Book value, ending balance	₩ 22,356